ORGANIZATION	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Principal activities

Chijet Motor Company, Inc. (“Chijet Motor”) was incorporated on June 22, 2022 as a Cayman Islands exempted company. Chijet Motor, collectively with its subsidiaries (“the Company”, “Chijet”, “we”, “us” or “our”) is a high-tech enterprise, engaged in the development, manufacture, sales, and service of new energy vehicles (“NEV”) and traditional fuel vehicles in China. The main operating entities of the Company include Shandong Baoya New Energy Vehicle Co., Ltd. (“Shandong Baoya”) and its majority-owned holding subsidiary, FAW Jilin Automobile Co., Ltd. (“FAW Jilin”). The Company combines the innovative vitality of new car-making design and engineering forces with mature scale vehicle production capacity and is committed to building Chijet into a scenario-driven, technology-led and, experience-based, new energy vehicle enterprise with global market operation capability.

(b) Reverse Stock Split

On June 28, 2024, the Company announced a 1-for-30 reverse stock split of its outstanding common shares (“Reverse Stock Split”) that became effective on July 8, 2024. Upon effectiveness of the reverse stock split, every 30 shares of the Company’s issued and outstanding ordinary shares were automatically converted into one ordinary share with a par value of $0.003 per share. Beginning on July 8, 2024, the Company’s ordinary shares began trading on the Nasdaq Global Market on a split adjusted basis. No fractional shares were issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split were rounded up to the next whole number. The number of authorized shares was increased from 500,000,000 ordinary shares to 10,000,000,000 ordinary shares (post reverse stock split 16,666,667 ordinary shares). The number of issued shares was reduced from 160,707,171 ordinary shares to 5,471,661 ordinary shares.

Unless otherwise indicated, all share and share-related information presented in these financial statements, including all ordinary shares, treasury stock, warrants, per share data and share prices set forth in consolidated financial statements and notes, have been retroactively equitably adjusted to reflect the decreased number of shares and the increased price per share resulting from the Reverse Stock Split. For simplified understanding, the share-related information in the previous period or comparable period is simply converted according to the 1-for-30 ratio.

(c) Reverse Recapitalization

On June 1, 2023 (the “Closing Date”), the Company consummated the business combination described further below. A Business Combination Agreement (“BCA”) dated as of October 25, 2022, was entered into by and among Jupiter Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company, Chijet Inc., incorporated under the Combination laws of the Cayman Islands on July 2, 2021, Chijet Motor, a wholly-owned subsidiary of Chijet Inc., and Chijet Motor (USA) Company, Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of Chijet Motor, and each of the holders of Chijet Inc.’s outstanding ordinary shares (collectively, the “Sellers”).

Pursuant to the BCA, the business combination was affected through the merger of the Merger Sub with and into JWAC, with JWAC as the surviving entity and wholly-owned subsidiary of Chijet Motor. On the Closing Date, Chijet Motor acquired all of the issued and outstanding capital shares of Chijet Inc. held by the Sellers in exchange for ordinary shares of Chijet Motor, and any shares Chijet Inc. held in Chijet Motor were surrendered for no consideration, such that Chijet Inc. becomes a wholly-owned subsidiary of Chijet Motor and the Sellers became shareholders of Chijet Motor and its subsidiaries (“Share Exchange”).

On the Closing Date, the Sellers holding 8,870,095 ordinary shares of Chijet Inc. received 5,071,010 of ordinary shares after giving effect to the exchange ratio of 0.5717 (the “Exchange Ratio”) in the Share Exchange that had an aggregate value equal to US$1.6 billion, each valued at the Redemption Price at Closing of approximately US$31.552, subject to certain Sellers having an earnout (the “Earnout”) which would adjust downwards the consideration to applicable Sellers by up to Six Hundred Seventy Four Million Dollars (US$674 million) in the aggregate based on certain post-Closing financial performance and stock price metrics of the Company (Note 2 (dd)).

Following completion of the transactions contemplated by the BCA, there were an aggregate of 5,460,076 ordinary shares issued and outstanding which include those shares issued to the Sellers, 158,108 shares issued to JWAC’s public shareholders with one contingent value right (a “CVR”) of the Company for each share outstanding, 115,000 shares issued to JWAC’s Class B Common Stock holders, 57,500 shares issued to holders with JWAC’s right to receive (1/8) of ordinary shares, 58,458 shares issued to (i) privately placed JWAC Common Stock holders of 16,434 shares, (ii) holders with JWAC’s privately placed right to receive (1/8) of ordinary shares, equivalent of 2,055 shares, (iii) I-banker privately placed 4,534 shares, (iv) I-banker with privately place right to receive (1/8) of ordinary shares, equivalent of 567 shares, (v) I-banker representative shares of 9,200, (vi) JWAC officers and directors of 10,000 shares, (vii) Chijet independent directors compensation of 668 shares, (viii) Greentree Financial Group Inc. (“Greentree”) of 6,667 shares due to the conversion of Shandong Baoya’s accrued expenses of $1,000,000 pursuant to the financial consulting agreements with Greentree, and 8,333 shares issued for exercise of Greentree’s warrants.

After giving the aforementioned effect, the number of ordinary shares issued and outstanding immediately following the consummation of the Business Combination was as follows:

Shares

Legacy Chijet Shares	5,071,010
JWAC’s public shares, net of redemption	158,108
JWAC public shares converted from (1/8) JWAC rights at closing	57,500
JWAC sponsor shares	115,000
Shares issued to private placed shareholders and rights, and share-based compensation	50,125
Exercise of Greentree warrants	8,333
Total shares of ordinary shares outstanding immediately after the Business Combination	5,460,076

The Business Combination was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, although JWAC is the public entity as the legal acquirer, it was treated as the “accounting acquiree”. And Chijet Motor as the legal acquiree, was treated as the acquirer for financial reporting purposes. This determination was primarily based on the following factors: (i) Chijet Motor’s shareholders have a majority of the voting power of the Company after the consummation of the Business Combination; (ii) Chijet Motor and its subsidiaries represent the ongoing operations and a majority of the governing body of the Company, and (iii) Chijet Motor’s senior management is comprised of the senior management of the Company. Accordingly, for accounting purposes, the business combination was treated as the equivalent of Chijet Motor issuing stock for the net assets of JWAC, accompanied by a recapitalization. The net assets of JWAC were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination were those of Chijet Motor and its subsidiaries. Accordingly, the consolidated assets, liabilities and results of operations prior to the reverse recapitalization were those of Chijet Motor and its subsidiaries, and JWAC’s assets, liabilities and results of operations were consolidated with the Company beginning on June 1, 2023. Share data have been retroactively restated by the Exchange Ratio to give effect to the reverse recapitalization.

Upon the consummation of the reverse recapitalization, the assets and liabilities of JWAC were recognized at fair value. The fair value of cash and short-term liabilities acquired approximates their historical costs attributable to their short maturity. After the redemption of common stocks of JWAC before the closing of the business combination, the net assets acquired by the Company were in the amount of US$4,490 thousand which were recorded as an increase in additional paid-in capital. Assets and liabilities of JWAC upon the consummation of the reverse recapitalization were as follows:

June 1, 2023
US$’000

Cash	$13,680
Including repayment of extension note to Chijet Inc.	(2,060)
Accrued expenses	(7,129)
Bank charges	(1)
Net assets acquired by Chijet Motor as of June 1, 2023	$4,490

During the year ended December 31, 2023, the Company incurred approximately US$1.5 million of transaction costs for legal, accounting and consulting services directly associated with the reverse recapitalization. In accordance with SEC reporting guidance with regards to an operating company’s reverse acquisition with a non-operating company having some cash, transaction costs incurred for the reverse acquisition, such as legal fees, investment banking fees and the like, may be charged directly to equity to the extent of the cash received, while all costs in excess of cash received should be charged to expense. Accordingly, the Company charged transaction costs of approximately US$1.5 million in 2023 and deferred cost US$3.0 million from previous years to additional paid in capital in the consolidated financial statements.

(d) History of the Company and Reorganization

Prior to the incorporation of the Company and starting in April 2009, the business was carried out under Shandong Baoya and its subsidiaries. Shandong Baoya and its subsidiaries were controlled by a group of shareholders, individual and institutional, with voting agreements to vote consensually concerning operation and development matters.

Prior to the business combination, Chijet Inc. completed a reorganization (the “Reorganization”) by June 2022, which involved the following steps:

●	On July 6, 2021, Chijet Inc. was established under the laws of the Cayman Islands.

●	On July 12, 2021, Baoya Technology Holdings Limited was incorporated in British Virgin Islands (“BVI”) as a wholly owned subsidiary of Chijet Inc.

●	On July 28, 2021, Baoyaev Group Limited was incorporated in Hong Kong as a wholly owned subsidiary of Baoya Technology Holdings Limited.

●	On October 21, 2021, Baoya New Energy (Shandong) Co., Ltd. (“WFOE”) was established in the People’s Republic of China (“PRC”) as a wholly owned subsidiary of Baoyaev Group Limited.

By June 3, 2022, Chijet Inc. gradually acquired 85.172% stake in Shandong Baoya through its wholly-owned subsidiary WFOE via the following transactions: (1) WFOE acquired 17.245% stake in Shandong Baoya from two shareholders through 1,795,977 ordinary shares issued by Chijet Inc.; and (2) WFOE acquired 67.927% stake in Shandong Baoya from seven shareholders, individual and institutional, for total consideration of Renminbi (“RMB”) 7. Upon those transactions, all seven shareholders entered into a voting agreement to vote consensually concerning operation and development matters of the Chijet Inc. and its subsidiaries.

Given no change in control, the transaction is accounted for as business combination under common control.

As of June 30, 2024, the subsidiaries of Chijet Motor were:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
Subsidiaries
Baoya New Energy (Shandong) Co., Ltd	October 21, 2021	The PRC	100.00%	Investment holding
Baoya New Energy Automobile Sale (Yantai) Co., Ltd.	November 29, 2019	The PRC	93.92%	New energy vehicle sales
Baoya New Energy Automobile R&D (Xiangyang) Co., Ltd.	May 25, 2022	The PRC	85.17%	Research and development of new energy vehicles
Baoya New Energy Automobile R&D Institution (Yantai) Co., Ltd.	November 29, 2019	The PRC	85.17%	Research and development of new energy vehicles
Baoya Technology Holdings Limited	July 12, 2021	BVI	100.00%	Investment holding
Baoyaev Group Limited	July 28, 2021	Hong Kong	100.00%	Investment holding
Bijie Yabei New Energy Automobile Co., Ltd.	May 22, 2014	The PRC	85.17%	New energy vehicle manufacturing
Chijet, Inc.	July 6, 2021	Cayman Islands	100.00%	Investment holding
Dezhou Yarui New Energy Automobile Co., Ltd.	February 1, 2016	The PRC	65.23%	R&D and manufacturing of new energy vehicles
Dezhou Yitu New Energy Automobile Co., Ltd.	April 23, 2011	The PRC	86.43%	R&D and manufacturing of special electric vehicles
Faw Jilin Automobile Co., Ltd.	June 20, 1984	The PRC	60.05%	Commercial vehicles, passenger vehicles manufacturing
Faw Jilin Automobile Sale Co., Ltd.	June 23, 2021	The PRC	60.05%	Vehicle sales
Jupiter Wellness Acquisition Corp.	September 14, 2021	Delaware, US	100.00%	Investment holding
Shandong Baoya New Energy Vehicle Co., Ltd	April 14, 2009	The PRC	85.17%	New energy vehicle production and manufacturing
Xiangyang Yazhi New Energy Automobile Co., Ltd.	May 16, 2016	The PRC	85.17%	R&D and manufacturing of small new energy vehicles
Xiangyang Yazhi New Energy Automobile Sale Co., Ltd.	July 22, 2016	The PRC	85.17%	Sales of small new energy vehicles

(e) Liquidity and going concern

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company incurred net losses of US$31,523 thousand and US$57,591 thousand for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024, the Company has a working capital deficit of approximately US$445,881 thousand and for the six months ended June 30, 2024 had a cash outflow from operating activities of approximately US$16,261 thousand. Absent any other action, the Company will require additional liquidity to continue its operations over the next 12 months.

The Company is evaluating strategies to continue as a going concern including a) developing and continuously promoting a systematic financing plan including third-party financings and capital issuances, and the restructuring of existing loans to meet the Company’s future liquidity needs; b) increasing market acceptance of the Company’s products to boost its sales volume to achieve economies of scale; c) applying more effective marketing strategies including developing overseas markets; and d) implementing cost control measures. However, given the uncertainty of global economies and financing markets, the Company may be unable to access further equity or debt financing when needed. As such, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.